Leases - Future Minimum Commitments for Chartered-In Contracts (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property Subject To Or Available For Operating Lease [Line Items]
Operating lease liabilities, including current portion	$ 43,516	$ 47,064
Charter-in contracts
Property Subject To Or Available For Operating Lease [Line Items]
December 31, 2021	100,690
December 31, 2022	63,995
December 31, 2023	54,148
December 31, 2024	39,788
December 31, 2025	19,076
December 31, 2026 and thereafter	45,934
Total	323,631
Operating lease liabilities, including current portion	266,367
Discount based on incremental borrowing rate	57,264
Land leases
Property Subject To Or Available For Operating Lease [Line Items]
December 31, 2021	556
December 31, 2022	556
December 31, 2023	556
December 31, 2024	556
December 31, 2025	556
December 31, 2026 and thereafter	22,446
Total	25,226
Operating lease liabilities, including current portion	7,878
Discount based on incremental borrowing rate	17,348
Office space
Property Subject To Or Available For Operating Lease [Line Items]
December 31, 2021	356
December 31, 2022	101
December 31, 2023	81
December 31, 2024	0
December 31, 2025	0
December 31, 2026 and thereafter	0
Total	538
Operating lease liabilities, including current portion	519
Discount based on incremental borrowing rate	$ 19